General (Details Narrative) $ / shares in Units, ₪ in Thousands, $ in Millions				12 Months Ended
	Sep. 15, 2023	Feb. 16, 2022 USD ($) $ / shares	May 14, 2020	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Jan. 31, 2023	May 18, 2022
IfrsStatementLineItems [Line Items]
Other receivables				₪ 134,660	₪ 141,116
Inventories				243,000
Advances received				81,500
Cann pharmaceutical ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired		100.00%				100.00%
Issue of equity | $		$ 35
Price per share | $ / shares		$ 10
Biological assets [member]
IfrsStatementLineItems [Line Items]
Loss of profits from property, plant and equipment				6,000
Pharmacies [member]
IfrsStatementLineItems [Line Items]
Loss of profits from property, plant and equipment				₪ 2,000
Canndoc ltd [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Cannolam ltd [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%		50.10%
Pharmazone ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired							100.00%
SPAC transaction [member]
IfrsStatementLineItems [Line Items]
Other receivables				₪ 8,400
SPAC transaction [member] | Private placements [member]
IfrsStatementLineItems [Line Items]
Other receivables				₪ 182,000